Long-Term Debt And Lines Of Credit (Financial Debt Covenants) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Maximum [Member]
Debt Instrument [Line Items]
Leverage Ratio (Consolidated Indebtedness/Consolidated Adj. EBITDA), Requirement	3.50
Leverage Ratio (Consolidated Indebtedness Consolidated Adjustment EBITDA), Chemed	1.07
Fixed Charge Coverage Ratio (Consolidated Free Cash Flow/Consolidated Fixed Charges), Requirement	1.50
Fixed Charge Coverage Ratio (Consolidated Free Cash Flow/Consolidated Fixed Charges), Chemed	2.25
Annual Operating Lease Commitment, Requirement	$ 30.0
Annual Operating Lease Commitment, Chemed	$ 26.5
Minimum [Member]
Debt Instrument [Line Items]
Leverage Ratio (Consolidated Indebtedness/Consolidated Adj. EBITDA), Requirement	1.00
Leverage Ratio (Consolidated Indebtedness Consolidated Adjustment EBITDA), Chemed	1.00
Fixed Charge Coverage Ratio (Consolidated Free Cash Flow/Consolidated Fixed Charges), Requirement	1.00
Fixed Charge Coverage Ratio (Consolidated Free Cash Flow/Consolidated Fixed Charges), Chemed	1.00